CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 497	$ 534
USDC	0	10,964
Accounts receivable, net	184	147
Prepayments and other current assets	136	67
Deposit on digital media investment	10,000	0
Contractual right to offset	0	13
Total current assets	10,817	11,725
Acquired and other intangible assets, net	1,014	825
Investment in crypto assets	3,096	5,222
Investment in Ryvyl	6,500	6,500
Related party note receivable, net	4,167	4,208
Other assets	331	34
Total assets	25,925	28,514
Current liabilities:
Accounts payable	1,890	1,751
Accrued expenses and other	10	40
Unearned revenue	62	109
March 2026 convertible note and warrant	1,532	0
Deferred cost - contract liability - current	0	13
Total current liabilities	3,494	1,913
March 2026 convertible note and warrant price protection feature	468	0
Total liabilities	3,962	1,913
Stockholders’ equity (deficit):
Preferred Stock Value	0	0
Additional paid-in capital	40,528	40,387
Accumulated deficit	(18,565)	(13,786)
Total stockholders’ equity	21,963	26,601
Total liabilities and stockholders’ equity	25,925	28,514
Common Class B
Stockholders’ equity (deficit):
Ordinary share value	0	0
Common Class A
Stockholders’ equity (deficit):
Ordinary share value	$ 0	$ 0